Property and Equipment - Schedule of Property and Equipment (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	€ 320,220	€ 320,677
Accumulated depreciation	(43,287)	(46,815)
Property and equipment	276,933	273,862
Furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	66,127	65,118
Laboratory Photovoltaic Installation [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	223,340	232,806
Tools and Machinery [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	15,838	7,838
Computer [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	€ 14,915	€ 14,915